Fair Value of Financial Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurements as of December 31, 2017 Using:
	Level 1	Level 3	Total
Assets:
Cash equivalents — Money market funds	$70,891	$—	$70,891

	$70,891	$—	$70,891

	Fair Value Measurements as of December 31, 2016 Using:
	Level 1	Level 3	Total
Liabilities:
Warrant liability	$—	$47	$47
Derivative liability	—	2,593	2,593

	$—	$2,640	$2,640

Summary of Aggregate Fair Values of Warrant Liability and Derivative Liability

The following table provides a roll forward of the aggregate fair values of the Company’s warrant liability and derivative liability, for which fair value is determined using Level 3 inputs (in thousands):

	Warrant Liability	Derivative Liability
Balance as of December 31, 2014	$27	$—
Initial fair value of derivative liability in connection with 2015 Notes	—	1,793
Change in fair value	(1)	—

Balance as of December 31, 2015	26	1,793
Initial fair value of warrant liability in connection with First Amendment to the 2012 loan agreement	60	—
Extinguishment of derivative liability in connection with extinguishment of 2015 Notes	—	(1,741)
Initial fair value of derivative liability in connection with 2016 Notes	—	3,929
Change in fair value	(39)	(1,388)

Balance as of December 31, 2016	47	2,593
Initial fair value of derivative liability in connection with 2017 Notes	—	403
Change in fair value	31	(762)
Conversion of convertible redeemable preferred stock warrant into common stock warrant	(78)	—
Extinguishment of derivative liability in connection with extinguishment of 2016 and 2017 Notes	—	(2,234)

Schedule of Assets Measured at Fair Value

The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	September 30, 2018
	Level 1	Total
Assets:
Cash equivalents — Money market funds	$38,597	$38,597

	$38,597	$38,597

	December 31, 2017
	Level 1	Total
Assets:
Cash equivalents — Money market funds	$70,891	$70,891

	$70,891	$70,891